Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Technology Related Commitments And Other
Long-term Purchase Commitment [Line Items]
Contractual commitment obligations	$ 15.2
Contractual commitment obligations, payable in next 12 months	12.7
Technology Related Commitments And Other | New Academy Holding Company, LLC
Long-term Purchase Commitment [Line Items]
Contractual commitment obligations		$ 29.8
Contractual commitment obligations, payable in next 12 months		20.6
Commitments Related To Monitoring Agreements
Long-term Purchase Commitment [Line Items]
Contractual commitment obligations	13.3
Contractual commitment obligations, payable in next 12 months	13.3
Commitments Related To Monitoring Agreements | New Academy Holding Company, LLC
Long-term Purchase Commitment [Line Items]
Contractual commitment obligations		14.4
Contractual commitment obligations, payable in next 12 months		4.1
Sponsorship Agreement And Intellectual Property Commitments
Long-term Purchase Commitment [Line Items]
Contractual commitment obligations	12.8
Contractual commitment obligations, payable in next 12 months	$ 7.4
Sponsorship Agreement And Intellectual Property Commitments | New Academy Holding Company, LLC
Long-term Purchase Commitment [Line Items]
Contractual commitment obligations		7.7
Contractual commitment obligations, payable in next 12 months		$ 4.2
Sponsorship Agreement And Intellectual Property Commitments | Minimum
Long-term Purchase Commitment [Line Items]
Agreement term	1 year
Sponsorship Agreement And Intellectual Property Commitments | Minimum | New Academy Holding Company, LLC
Long-term Purchase Commitment [Line Items]
Agreement term		1 year
Sponsorship Agreement And Intellectual Property Commitments | Maximum
Long-term Purchase Commitment [Line Items]
Agreement term	3 years
Sponsorship Agreement And Intellectual Property Commitments | Maximum | New Academy Holding Company, LLC
Long-term Purchase Commitment [Line Items]
Agreement term		3 years